Share Capital (Details Narrative)																		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2026 USD ($) shares	May 05, 2026 USD ($) shares	Apr. 15, 2026 USD ($) shares $ / shares	Apr. 07, 2026 USD ($) shares	Jan. 06, 2026 USD ($) shares	Jan. 01, 2026 USD ($) shares	Nov. 28, 2025 USD ($) shares	Nov. 05, 2025 USD ($) shares	Oct. 30, 2025 USD ($) shares	Oct. 16, 2025 USD ($) shares	Sep. 26, 2025 USD ($) $ / shares shares	Aug. 21, 2025 shares	Jul. 11, 2025 USD ($) shares $ / shares	May 26, 2025 USD ($) shares $ / shares	May 20, 2025	Jan. 28, 2025 USD ($) shares $ / shares	Jan. 06, 2025 USD ($) shares $ / shares	Aug. 31, 2025	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Par value | $ / shares											$ 2.19
Public float percentage												10.00%
Purchased of common shares | shares												31,673,791
Cancelled shares | shares																							1,235,900
Average price of per share | $ / shares																							$ 2.24
Aggregate gross proceeds											$ 100,000,001
Number of ordinary shares | shares											1
Exercise price, per share | $ / shares											$ 2.63
Purchase of warrant for a period											36 months
Incurred transaction costs											$ 8,819,331
Warrant liability											4,123,753								$ 3,325,342		$ 3,325,342		$ 13,599,316
Instruments within equity											$ 4,695,578
Percentage of issued and outstanding shares																			10.00%		10.00%
Converted shares | shares																					1
Number of stock options granted | shares																1,200,000	100,000
Options granted, price per share | $ / shares													$ 4.00	$ 4.97		$ 4.52	$ 4.59
Period of grant													5 years	5 years		5 years	5 years
Estimated grant date fair value (in Dollars)													$ 523,906	$ 227,702		$ 3,591,500	$ 304,449		$ 11,620,328		$ 11,620,328
Expected dividend yield													0.00%	0.00%		0.00%	0.00%
Expected volatility													143.00%	143.00%		150.00%	151.00%
Risk-free interest rate													3.03%	2.92%		2.89%	2.96%
Weighted average remaining contractual life													5 years	5 years		5 years	5 years
Number of stock options granted | shares													200,000	70,422
Share-based payments (in Dollars)																			$ 880,182	$ 2,207,588	$ 3,865,715	$ 10,758,244
Stock option plan [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life																					2 years 4 months 24 days	2 years 8 months 12 days
Share-based payments (in Dollars)																					$ 547,494	$ 4,844,872
Deferred Share Units Plan [Member]
IfrsStatementLineItems [Line Items]
Period of grant													6 months	1 year		1 year	1 year
Estimated grant date fair value (in Dollars)													$ 128,000	$ 125,165		$ 4,553,000	$ 330,000
Number of stock options granted | shares										500,000			44,323	35,000		1,400,000	100,000
Share-based payments (in Dollars)																					1,318,638	6,528,831
Percentage of issued and outstanding shares																		5.00%
Additional issuance of deferred share units [member]
IfrsStatementLineItems [Line Items]
Estimated grant date fair value (in Dollars)														$ 715,000
Number of stock options granted | shares														200,000
Restricted share units plan [member]
IfrsStatementLineItems [Line Items]
Estimated grant date fair value (in Dollars)	$ 51,125	$ 489,063	$ 269,710	$ 40,634	$ 40,499	$ 60,057	$ 262,500			$ 500,000
Expected dividend yield										0.00%
Expected volatility										130.00%
Risk-free interest rate										2.40%
Weighted average remaining contractual life										3 years 1 month 28 days
Number of stock options granted | shares	94,156	625,000	350,000	73,834	53,572	26,188	150,000
Share-based payments (in Dollars)																					2,126,879
Percentage of issued and outstanding shares															5.00%
Expected dividend yield
Number of stock options vested (in Shares) | shares | shares							50,000
Number of stock options remaining vested (in Shares) | shares | shares							100,000
Performance share units plan [member]
IfrsStatementLineItems [Line Items]
Estimated grant date fair value (in Dollars)								$ 151,000	$ 3,580,000
Number of stock options granted | shares								200,000	2,000,000
Share-based payments (in Dollars)																					$ 119,447
Percentage of issued and outstanding shares															5.00%
Expenses in relation to grant (in Dollars)									$ 0
Twelve installments [member]
IfrsStatementLineItems [Line Items]
Estimated grant date fair value (in Dollars)														$ 162,653
Expected dividend yield														0.00%
Expected volatility														143.00%
Risk-free interest rate														2.92%
Weighted average remaining contractual life														5 years
Number of stock options granted | shares														50,304
First installment [member] | Deferred Share Units Plan [Member]
IfrsStatementLineItems [Line Items]
Period of grant														6 months
Estimated grant date fair value (in Dollars)														$ 216,000
Number of stock options granted | shares														60,362
Eight installments [member] | Restricted share units plan [member]
IfrsStatementLineItems [Line Items]
Estimated grant date fair value (in Dollars)								$ 1,216,250		$ 500,000
Number of stock options granted | shares								695,000
Four installments [member] | Restricted share units plan [member]
IfrsStatementLineItems [Line Items]
Estimated grant date fair value (in Dollars)								$ 525,000
Number of stock options granted | shares								300,000
Four installments [member] | Performance share units plan [member]
IfrsStatementLineItems [Line Items]
Period of grant									3 months
Estimated grant date fair value (in Dollars)									$ 3,580,000
Number of stock options granted | shares									2,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Private placement offering | shares											45,662,101
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																			20,000,000		20,000,000
Percentage of cumulative dividends																					9.00%
Stock options [member]
IfrsStatementLineItems [Line Items]
Options granted, price per share | $ / shares			$ 1.03
Period of grant			5 years
Estimated grant date fair value (in Dollars)			$ 299,286
Expected dividend yield			0.00%
Expected volatility			137.00%
Risk-free interest rate			3.04%
Weighted average remaining contractual life			5 years
Number of stock options granted | shares			450,000